Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Defined benefit plans interest cost	kr 681	kr 647	kr 517
United Kingdom [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Defined benefit plans net interest income	565	624	626
Defined benefit plans interest cost	529	kr 532	kr 514
Administration expenses	kr 38